PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 97.5%
Aerospace & Defense — 1.5%
Boeing Co. (The)*	95,636	$21,034,182
General Dynamics Corp.	40,460	7,931,374
Howmet Aerospace, Inc.	67,292	2,099,510
Huntington Ingalls Industries, Inc.	7,000	1,351,420
L3Harris Technologies, Inc.	34,880	7,681,971
Lockheed Martin Corp.	42,858	14,790,296
Northrop Grumman Corp.	26,266	9,459,700
Raytheon Technologies Corp.	261,748	22,499,858
Textron, Inc.	38,950	2,719,100
TransDigm Group, Inc.*	9,130	5,702,324
		95,269,735
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	22,900	1,992,300
Expeditors International of Washington, Inc.	29,500	3,514,335
FedEx Corp.	42,740	9,372,455
United Parcel Service, Inc. (Class B Stock)	126,400	23,017,440
		37,896,530
Airlines — 0.3%
Alaska Air Group, Inc.*	21,900	1,283,340
American Airlines Group, Inc.*(a)	112,300	2,304,396
Delta Air Lines, Inc.*	110,900	4,725,449
Southwest Airlines Co.*	103,137	5,304,336
United Airlines Holdings, Inc.*	56,500	2,687,705
		16,305,226
Auto Components — 0.1%
Aptiv PLC*	47,100	7,016,487
BorgWarner, Inc.	41,600	1,797,536
		8,814,023
Automobiles — 2.0%
Ford Motor Co.*	677,959	9,599,900
General Motors Co.*	252,000	13,282,920
Tesla, Inc.*(a)	140,690	109,102,281
		131,985,101
Banks — 4.3%
Bank of America Corp.	1,285,282	54,560,221
Citigroup, Inc.	351,822	24,690,868
Citizens Financial Group, Inc.	73,700	3,462,426
Comerica, Inc.	23,250	1,871,625
Fifth Third Bancorp	119,849	5,086,392
First Republic Bank	30,800	5,940,704
Huntington Bancshares, Inc.	255,675	3,952,735
JPMorgan Chase & Co.	518,695	84,905,184
KeyCorp	165,600	3,580,272
M&T Bank Corp.	22,600	3,375,084
People’s United Financial, Inc.	73,100	1,277,057
PNC Financial Services Group, Inc. (The)	73,993	14,475,990
Regions Financial Corp.	164,112	3,497,227
SVB Financial Group*	10,200	6,598,176
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Truist Financial Corp.	231,726	$13,590,730
U.S. Bancorp	234,781	13,955,383
Wells Fargo & Co.	712,776	33,079,934
Zions Bancorp NA	28,300	1,751,487
		279,651,495
Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	32,025	2,145,995
Coca-Cola Co. (The)	674,350	35,383,144
Constellation Brands, Inc. (Class A Stock)	29,400	6,194,286
Molson Coors Beverage Co. (Class B Stock)(a)	33,400	1,549,092
Monster Beverage Corp.*	65,200	5,791,716
PepsiCo, Inc.	240,194	36,127,580
		87,191,813
Biotechnology — 1.9%
AbbVie, Inc.	306,989	33,114,903
Amgen, Inc.	98,594	20,966,014
Biogen, Inc.*	25,955	7,345,006
Gilead Sciences, Inc.	218,200	15,241,270
Incyte Corp.*	32,900	2,262,862
Moderna, Inc.*	60,700	23,361,002
Regeneron Pharmaceuticals, Inc.*	18,310	11,080,846
Vertex Pharmaceuticals, Inc.*	45,160	8,191,572
		121,563,475
Building Products — 0.5%
A.O. Smith Corp.	23,000	1,404,610
Allegion PLC	15,533	2,053,152
Carrier Global Corp.	150,667	7,798,524
Fortune Brands Home & Security, Inc.	24,400	2,181,848
Johnson Controls International PLC	123,615	8,415,709
Masco Corp.	42,930	2,384,762
Trane Technologies PLC	41,300	7,130,445
		31,369,050
Capital Markets — 2.9%
Ameriprise Financial, Inc.	19,750	5,216,370
Bank of New York Mellon Corp. (The)	137,849	7,146,092
BlackRock, Inc.(a)	24,880	20,865,861
Cboe Global Markets, Inc.	18,500	2,291,410
Charles Schwab Corp. (The)	260,700	18,989,388
CME Group, Inc.	62,410	12,068,846
Franklin Resources, Inc.(a)	48,900	1,453,308
Goldman Sachs Group, Inc. (The)	58,520	22,122,316
Intercontinental Exchange, Inc.	98,090	11,262,694
Invesco Ltd.	59,200	1,427,312
MarketAxess Holdings, Inc.	6,600	2,776,554
Moody’s Corp.	28,120	9,985,693
Morgan Stanley	253,378	24,656,213
MSCI, Inc.	14,400	8,760,096
Nasdaq, Inc.	20,400	3,937,608
Northern Trust Corp.	36,500	3,935,065
Raymond James Financial, Inc.	32,250	2,976,030
S&P Global, Inc.	41,980	17,836,882
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
State Street Corp.	62,475	$5,292,882
T. Rowe Price Group, Inc.(a)	39,500	7,769,650
		190,770,270
Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,500	9,860,235
Albemarle Corp.	20,300	4,445,091
Celanese Corp.	19,300	2,907,352
CF Industries Holdings, Inc.	37,600	2,098,832
Corteva, Inc.	127,456	5,363,349
Dow, Inc.	129,622	7,461,042
DuPont de Nemours, Inc.	90,856	6,177,299
Eastman Chemical Co.	23,800	2,397,612
Ecolab, Inc.	43,300	9,033,246
FMC Corp.	22,650	2,073,834
International Flavors & Fragrances, Inc.	43,340	5,795,425
Linde PLC (United Kingdom)	89,700	26,316,186
LyondellBasell Industries NV (Class A Stock)	45,900	4,307,715
Mosaic Co. (The)	60,100	2,146,772
PPG Industries, Inc.	41,300	5,906,313
Sherwin-Williams Co. (The)	42,100	11,776,633
		108,066,936
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,200	5,786,032
Copart, Inc.*	37,000	5,132,640
Republic Services, Inc.	36,835	4,422,410
Rollins, Inc.	39,825	1,407,017
Waste Management, Inc.	67,230	10,041,473
		26,789,572
Communications Equipment — 0.8%
Arista Networks, Inc.*	9,800	3,367,672
Cisco Systems, Inc.	732,075	39,846,842
F5 Networks, Inc.*	10,700	2,126,946
Juniper Networks, Inc.	55,600	1,530,112
Motorola Solutions, Inc.	29,627	6,882,945
		53,754,517
Construction & Engineering — 0.0%
Quanta Services, Inc.	24,300	2,765,826
Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	11,000	3,758,480
Vulcan Materials Co.	23,200	3,924,512
		7,682,992
Consumer Finance — 0.7%
American Express Co.	111,700	18,713,101
Capital One Financial Corp.	77,469	12,547,654
Discover Financial Services	52,005	6,388,814
Synchrony Financial	98,930	4,835,699
		42,485,268
Containers & Packaging — 0.3%
Amcor PLC(a)	265,600	3,078,304
Avery Dennison Corp.	14,500	3,004,545
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Ball Corp.	56,900	$5,119,293
International Paper Co.	67,967	3,800,715
Packaging Corp. of America	16,700	2,295,248
Sealed Air Corp.	26,020	1,425,636
Westrock Co.	46,361	2,310,168
		21,033,909
Distributors — 0.1%
Genuine Parts Co.	24,925	3,021,658
LKQ Corp.*	46,900	2,360,008
Pool Corp.	7,100	3,084,311
		8,465,977
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	321,760	87,821,174
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,238,371	33,448,401
Lumen Technologies, Inc.(a)	170,243	2,109,311
Verizon Communications, Inc.	719,138	38,840,643
		74,398,355
Electric Utilities — 1.5%
Alliant Energy Corp.(a)	43,700	2,446,326
American Electric Power Co., Inc.	86,740	7,041,553
Duke Energy Corp.	133,848	13,062,226
Edison International	66,000	3,661,020
Entergy Corp.(a)	35,000	3,475,850
Evergy, Inc.	39,700	2,469,340
Eversource Energy	59,600	4,872,896
Exelon Corp.	169,773	8,206,827
FirstEnergy Corp.	95,080	3,386,750
NextEra Energy, Inc.	340,600	26,743,912
NRG Energy, Inc.	43,000	1,755,690
Pinnacle West Capital Corp.(a)	19,600	1,418,256
PPL Corp.	132,900	3,705,252
Southern Co. (The)	183,700	11,383,889
Xcel Energy, Inc.	93,895	5,868,437
		99,498,224
Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	4,985,202
Eaton Corp. PLC	69,361	10,356,291
Emerson Electric Co.	103,700	9,768,540
Generac Holdings, Inc.*	11,100	4,536,237
Rockwell Automation, Inc.	20,320	5,974,893
		35,621,163
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	104,300	7,637,889
CDW Corp.	23,900	4,350,278
Corning, Inc.	133,400	4,867,766
IPG Photonics Corp.*	6,300	997,920
Keysight Technologies, Inc.*	32,100	5,273,709
TE Connectivity Ltd.	57,000	7,821,540
Teledyne Technologies, Inc.*	8,129	3,492,056
Trimble, Inc.*	43,900	3,610,775

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	9,300	$4,793,406
		42,845,339
Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	143,748	3,554,888
Halliburton Co.	152,900	3,305,698
Schlumberger NV	242,798	7,196,533
		14,057,119
Entertainment — 1.9%
Activision Blizzard, Inc.	134,900	10,439,911
Electronic Arts, Inc.	49,400	7,027,150
Live Nation Entertainment, Inc.*	22,900	2,086,877
Netflix, Inc.*	76,850	46,904,629
Take-Two Interactive Software, Inc.*	20,400	3,143,028
Walt Disney Co. (The)*	315,372	53,351,481
		122,953,076
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	24,080	4,600,966
American Tower Corp.	79,100	20,993,931
AvalonBay Communities, Inc.	24,418	5,412,005
Boston Properties, Inc.(a)	24,600	2,665,410
Crown Castle International Corp.	75,000	12,999,000
Digital Realty Trust, Inc.	49,100	7,092,495
Duke Realty Corp.	65,700	3,145,059
Equinix, Inc.	15,595	12,322,077
Equity Residential	59,200	4,790,464
Essex Property Trust, Inc.	11,470	3,667,418
Extra Space Storage, Inc.	23,200	3,897,368
Federal Realty Investment Trust	12,300	1,451,277
Healthpeak Properties, Inc.	93,200	3,120,336
Host Hotels & Resorts, Inc.*(a)	122,426	1,999,217
Iron Mountain, Inc.(a)	50,730	2,204,218
Kimco Realty Corp.	106,500	2,209,875
Mid-America Apartment Communities, Inc.	20,400	3,809,700
Prologis, Inc.	128,328	16,096,181
Public Storage	26,550	7,888,005
Realty Income Corp.(a)	67,600	4,384,536
Regency Centers Corp.	26,600	1,790,978
SBA Communications Corp.	19,030	6,290,747
Simon Property Group, Inc.	57,161	7,429,215
UDR, Inc.(a)	48,500	2,569,530
Ventas, Inc.	66,304	3,660,644
Vornado Realty Trust	28,057	1,178,675
Welltower, Inc.	73,400	6,048,160
Weyerhaeuser Co.	130,530	4,642,952
		158,360,439
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	76,912	34,560,407
Kroger Co. (The)(a)	118,000	4,770,740
Sysco Corp.(a)	88,800	6,970,800
Walgreens Boots Alliance, Inc.	124,300	5,848,315
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	248,100	$34,580,178
		86,730,440
Food Products — 0.9%
Archer-Daniels-Midland Co.	96,938	5,817,250
Campbell Soup Co.(a)	35,800	1,496,798
Conagra Brands, Inc.	84,000	2,845,080
General Mills, Inc.	105,700	6,322,974
Hershey Co. (The)	25,500	4,315,875
Hormel Foods Corp.(a)	48,800	2,000,800
J.M. Smucker Co. (The)(a)	19,000	2,280,570
Kellogg Co.(a)	44,600	2,850,832
Kraft Heinz Co. (The)(a)	116,837	4,301,938
Lamb Weston Holdings, Inc.	25,700	1,577,209
McCormick & Co., Inc.	43,400	3,516,702
Mondelez International, Inc. (Class A Stock)	242,611	14,115,108
Tyson Foods, Inc. (Class A Stock)	51,600	4,073,304
		55,514,440
Gas Utilities — 0.0%
Atmos Energy Corp.	22,700	2,002,140
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	307,725	36,351,554
ABIOMED, Inc.*	7,900	2,571,608
Align Technology, Inc.*	12,820	8,530,813
Baxter International, Inc.	86,800	6,981,324
Becton, Dickinson & Co.	49,849	12,253,881
Boston Scientific Corp.*	247,599	10,743,321
Cooper Cos., Inc. (The)(a)	8,630	3,566,865
Danaher Corp.	110,400	33,610,176
DENTSPLY SIRONA, Inc.	38,200	2,217,510
Dexcom, Inc.*	16,880	9,230,997
Edwards Lifesciences Corp.*	108,550	12,288,945
Hologic, Inc.*	44,500	3,284,545
IDEXX Laboratories, Inc.*	14,800	9,204,120
Intuitive Surgical, Inc.*	20,660	20,539,139
Medtronic PLC	233,328	29,247,665
ResMed, Inc.	25,300	6,667,815
STERIS PLC	17,500	3,574,900
Stryker Corp.	58,270	15,366,964
Teleflex, Inc.	8,200	3,087,710
West Pharmaceutical Services, Inc.	13,000	5,519,020
Zimmer Biomet Holdings, Inc.	36,286	5,310,819
		240,149,691
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	26,400	3,153,480
Anthem, Inc.	42,380	15,799,264
Cardinal Health, Inc.	50,375	2,491,548
Centene Corp.*	101,168	6,303,778
Cigna Corp.	59,032	11,815,845
CVS Health Corp.	229,099	19,441,341
DaVita, Inc.*	11,700	1,360,242
HCA Healthcare, Inc.	42,800	10,388,416
Henry Schein, Inc.*	24,300	1,850,688
Humana, Inc.	22,300	8,678,045

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	16,800	$4,728,192
McKesson Corp.	26,907	5,364,718
Quest Diagnostics, Inc.	21,200	3,080,572
UnitedHealth Group, Inc.	163,730	63,975,860
Universal Health Services, Inc. (Class B Stock)	13,200	1,826,484
		160,258,473
Health Care Technology — 0.1%
Cerner Corp.	51,300	3,617,676
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	7,130	16,925,693
Caesars Entertainment, Inc.*	37,100	4,165,588
Carnival Corp.*(a)	138,600	3,466,386
Chipotle Mexican Grill, Inc.*	4,880	8,869,498
Darden Restaurants, Inc.	22,650	3,430,795
Domino’s Pizza, Inc.	6,400	3,052,544
Expedia Group, Inc.*(a)	25,300	4,146,670
Hilton Worldwide Holdings, Inc.*	48,500	6,407,335
Las Vegas Sands Corp.*	59,700	2,185,020
Marriott International, Inc. (Class A Stock)*	47,523	7,037,681
McDonald’s Corp.	129,810	31,298,489
MGM Resorts International	69,400	2,994,610
Norwegian Cruise Line Holdings Ltd.*(a)	64,200	1,714,782
Penn National Gaming, Inc.*(a)	27,200	1,970,912
Royal Caribbean Cruises Ltd.*(a)	38,900	3,460,155
Starbucks Corp.	204,900	22,602,519
Wynn Resorts Ltd.*	18,400	1,559,400
Yum! Brands, Inc.	51,400	6,286,734
		131,574,811
Household Durables — 0.4%
D.R. Horton, Inc.	56,600	4,752,702
Garmin Ltd.	26,400	4,104,144
Leggett & Platt, Inc.	23,700	1,062,708
Lennar Corp. (Class A Stock)	47,600	4,459,168
Mohawk Industries, Inc.*	9,700	1,720,780
Newell Brands, Inc.	65,749	1,455,683
NVR, Inc.*	590	2,828,507
PulteGroup, Inc.	45,085	2,070,303
Whirlpool Corp.(a)	10,967	2,235,733
		24,689,728
Household Products — 1.3%
Church & Dwight Co., Inc.(a)	42,500	3,509,225
Clorox Co. (The)	21,400	3,544,054
Colgate-Palmolive Co.	146,400	11,064,912
Kimberly-Clark Corp.	58,788	7,785,883
Procter & Gamble Co. (The)	421,376	58,908,365
		84,812,439
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	114,400	2,611,752
Industrial Conglomerates — 1.1%
3M Co.	100,670	17,659,531
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	190,655	$19,643,185
Honeywell International, Inc.	119,850	25,441,758
Roper Technologies, Inc.	18,300	8,164,179
		70,908,653
Insurance — 1.8%
Aflac, Inc.	107,100	5,583,123
Allstate Corp. (The)(a)	51,328	6,534,568
American International Group, Inc.	148,929	8,174,713
Aon PLC (Class A Stock)	39,225	11,209,328
Arthur J. Gallagher & Co.	36,200	5,381,130
Assurant, Inc.	10,200	1,609,050
Brown & Brown, Inc.	39,600	2,195,820
Chubb Ltd.	76,230	13,224,381
Cincinnati Financial Corp.(a)	26,028	2,972,918
Everest Re Group Ltd.	7,100	1,780,538
Globe Life, Inc.	16,675	1,484,575
Hartford Financial Services Group, Inc. (The)	60,300	4,236,075
Lincoln National Corp.	30,663	2,108,081
Loews Corp.	35,326	1,905,131
Marsh & McLennan Cos., Inc.	88,200	13,356,126
MetLife, Inc.	126,480	7,807,610
Principal Financial Group, Inc.	43,300	2,788,520
Progressive Corp. (The)	101,900	9,210,741
Travelers Cos., Inc. (The)	43,298	6,581,729
W.R. Berkley Corp.	24,600	1,800,228
Willis Towers Watson PLC	22,500	5,230,350
		115,174,735
Interactive Media & Services — 6.6%
Alphabet, Inc. (Class A Stock)*	52,279	139,768,952
Alphabet, Inc. (Class C Stock)*	48,910	130,360,312
Facebook, Inc. (Class A Stock)*	413,820	140,446,370
Match Group, Inc.*(a)	47,200	7,409,928
Twitter, Inc.*	138,900	8,388,171
		426,373,733
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	75,530	248,119,071
eBay, Inc.(a)	113,200	7,886,644
Etsy, Inc.*	21,900	4,554,324
		260,560,039
IT Services — 4.8%
Accenture PLC (Class A Stock)	110,100	35,223,192
Akamai Technologies, Inc.*	28,500	2,980,815
Automatic Data Processing, Inc.	73,460	14,686,123
Broadridge Financial Solutions, Inc.	20,400	3,399,456
Cognizant Technology Solutions Corp. (Class A Stock)	91,300	6,775,373
DXC Technology Co.*	43,950	1,477,160
Fidelity National Information Services, Inc.	107,500	13,080,600
Fiserv, Inc.*	103,700	11,251,450
FleetCor Technologies, Inc.*	14,500	3,788,415
Gartner, Inc.*	14,600	4,436,648

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Global Payments, Inc.	51,063	$8,046,508
International Business Machines Corp.	155,625	21,620,981
Jack Henry & Associates, Inc.	12,900	2,116,374
Mastercard, Inc. (Class A Stock)	151,200	52,569,216
Paychex, Inc.	55,850	6,280,332
PayPal Holdings, Inc.*	204,000	53,082,840
VeriSign, Inc.*	16,900	3,464,669
Visa, Inc. (Class A Stock)(a)	293,000	65,265,750
Western Union Co. (The)	70,104	1,417,503
		310,963,405
Leisure Products — 0.0%
Hasbro, Inc.	22,950	2,047,599
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	52,682	8,298,995
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,760	2,804,772
Bio-Techne Corp.	6,800	3,295,076
Charles River Laboratories International, Inc.*	8,900	3,672,763
Illumina, Inc.*	25,460	10,326,831
IQVIA Holdings, Inc.*	33,300	7,976,682
Mettler-Toledo International, Inc.*	4,020	5,536,987
PerkinElmer, Inc.	19,500	3,379,155
Thermo Fisher Scientific, Inc.	68,300	39,021,839
Waters Corp.*	10,800	3,858,840
		88,171,940
Machinery — 1.5%
Caterpillar, Inc.	95,000	18,237,150
Cummins, Inc.	25,000	5,614,000
Deere & Co.	49,350	16,535,705
Dover Corp.	25,100	3,903,050
Fortive Corp.	62,200	4,389,454
IDEX Corp.	13,400	2,773,130
Illinois Tool Works, Inc.	49,875	10,305,671
Ingersoll Rand, Inc.*	70,337	3,545,688
Otis Worldwide Corp.	74,083	6,095,549
PACCAR, Inc.	60,628	4,784,762
Parker-Hannifin Corp.	22,487	6,287,815
Pentair PLC	28,907	2,099,515
Snap-on, Inc.	9,600	2,005,920
Stanley Black & Decker, Inc.	28,335	4,967,409
Westinghouse Air Brake Technologies Corp.	32,812	2,828,723
Xylem, Inc.	31,600	3,908,288
		98,281,829
Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	22,090	16,071,800
Comcast Corp. (Class A Stock)	794,992	44,463,903
Discovery, Inc. (Class A Stock)*(a)	29,900	758,862
Discovery, Inc. (Class C Stock)*	52,100	1,264,467
DISH Network Corp. (Class A Stock)*	43,175	1,876,385
Fox Corp. (Class A Stock)	56,166	2,252,818
Fox Corp. (Class B Stock)	25,766	956,434
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)(a)	68,262	$2,503,168
News Corp. (Class A Stock)	67,925	1,598,275
News Corp. (Class B Stock)	21,400	497,122
Omnicom Group, Inc.	37,300	2,702,758
ViacomCBS, Inc. (Class B Stock)	104,966	4,147,207
		79,093,199
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	254,212	8,269,516
Newmont Corp.	138,903	7,542,433
Nucor Corp.	51,000	5,022,990
		20,834,939
Multiline Retail — 0.5%
Dollar General Corp.	41,000	8,697,740
Dollar Tree, Inc.*	40,747	3,900,303
Target Corp.	85,868	19,644,022
		32,242,065
Multi-Utilities — 0.7%
Ameren Corp.	44,900	3,636,900
CenterPoint Energy, Inc.	102,910	2,531,586
CMS Energy Corp.	50,700	3,028,311
Consolidated Edison, Inc.	61,400	4,457,026
Dominion Energy, Inc.	140,540	10,262,231
DTE Energy Co.	33,700	3,764,627
NiSource, Inc.(a)	67,500	1,635,525
Public Service Enterprise Group, Inc.	88,300	5,377,470
Sempra Energy	55,454	7,014,931
WEC Energy Group, Inc.	55,176	4,866,523
		46,575,130
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	65,250	1,398,308
Cabot Oil & Gas Corp.(a)	67,600	1,470,976
Chevron Corp.	336,159	34,103,331
ConocoPhillips	232,461	15,753,882
Devon Energy Corp.	109,300	3,881,243
Diamondback Energy, Inc.	29,600	2,802,232
EOG Resources, Inc.	101,200	8,123,324
Exxon Mobil Corp.	735,404	43,256,463
Hess Corp.	47,775	3,731,705
Kinder Morgan, Inc.	335,643	5,615,307
Marathon Oil Corp.	135,594	1,853,570
Marathon Petroleum Corp.	111,287	6,878,649
Occidental Petroleum Corp.	153,928	4,553,190
ONEOK, Inc.	77,740	4,508,143
Phillips 66	76,364	5,347,771
Pioneer Natural Resources Co.	39,400	6,560,494
Valero Energy Corp.	71,000	5,010,470
Williams Cos., Inc. (The)(a)	209,900	5,444,806
		160,293,864
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,400	12,117,172

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	385,740	$22,824,236
Catalent, Inc.*	29,600	3,938,872
Eli Lilly & Co.	137,800	31,838,690
Johnson & Johnson	456,896	73,788,704
Merck & Co., Inc.	439,703	33,026,092
Organon & Co.	43,790	1,435,847
Pfizer, Inc.	973,123	41,854,020
Viatris, Inc.	206,194	2,793,929
Zoetis, Inc.	82,300	15,977,722
		227,478,112
Professional Services — 0.4%
Equifax, Inc.	21,300	5,397,846
IHS Markit Ltd.	68,600	8,000,132
Jacobs Engineering Group, Inc.	22,800	3,021,684
Leidos Holdings, Inc.	24,600	2,364,798
Nielsen Holdings PLC	61,800	1,185,942
Robert Half International, Inc.	19,500	1,956,435
Verisk Analytics, Inc.	28,000	5,607,560
		27,534,397
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,600	5,705,296
Road & Rail — 0.9%
CSX Corp.	391,316	11,637,738
J.B. Hunt Transport Services, Inc.	14,700	2,458,134
Kansas City Southern	15,800	4,276,112
Norfolk Southern Corp.	42,900	10,263,825
Old Dominion Freight Line, Inc.	16,350	4,675,773
Union Pacific Corp.	113,200	22,188,332
		55,499,914
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	210,600	21,670,740
Analog Devices, Inc.	93,344	15,633,253
Applied Materials, Inc.	158,700	20,429,451
Broadcom, Inc.	71,220	34,536,715
Enphase Energy, Inc.*	23,600	3,539,292
Intel Corp.	704,200	37,519,776
KLA Corp.	26,600	8,897,966
Lam Research Corp.	24,800	14,114,920
Microchip Technology, Inc.	47,900	7,352,171
Micron Technology, Inc.	195,400	13,869,492
Monolithic Power Systems, Inc.	7,600	3,683,568
NVIDIA Corp.	432,760	89,650,562
NXP Semiconductors NV (China)	46,100	9,029,607
Qorvo, Inc.*	19,286	3,224,426
QUALCOMM, Inc.	195,850	25,260,733
Skyworks Solutions, Inc.	28,800	4,745,664
Teradyne, Inc.	28,700	3,133,179
Texas Instruments, Inc.	160,400	30,830,484
Xilinx, Inc.	43,000	6,492,570
		353,614,569
Software — 9.0%
Adobe, Inc.*	82,775	47,655,223
ANSYS, Inc.*	15,300	5,208,885
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	38,270	$10,913,456
Cadence Design Systems, Inc.*	48,300	7,314,552
Ceridian HCM Holding, Inc.*	23,000	2,590,260
Citrix Systems, Inc.	21,600	2,319,192
Fortinet, Inc.*	23,600	6,892,144
Intuit, Inc.	47,440	25,594,355
Microsoft Corp.	1,304,380	367,730,810
NortonLifeLock, Inc.	100,811	2,550,518
Oracle Corp.	285,895	24,910,031
Paycom Software, Inc.*	8,400	4,164,300
PTC, Inc.*	18,600	2,228,094
salesforce.com, Inc.*	168,700	45,754,814
ServiceNow, Inc.*	34,430	21,424,756
Synopsys, Inc.*	26,600	7,964,306
Tyler Technologies, Inc.*	7,100	3,256,415
		588,472,111
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	11,360	2,372,990
AutoZone, Inc.*	3,740	6,350,483
Bath & Body Works, Inc.	46,096	2,905,431
Best Buy Co., Inc.	39,425	4,167,617
CarMax, Inc.*	28,500	3,646,860
Gap, Inc. (The)(a)	37,387	848,685
Home Depot, Inc. (The)	184,669	60,619,446
Lowe’s Cos., Inc.	122,775	24,906,136
O’Reilly Automotive, Inc.*	12,010	7,338,831
Ross Stores, Inc.	62,100	6,759,585
TJX Cos., Inc. (The)	209,600	13,829,408
Tractor Supply Co.	20,000	4,052,200
Ulta Beauty, Inc.*	9,570	3,454,004
		141,251,676
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	2,725,620	385,675,230
Hewlett Packard Enterprise Co.	224,966	3,205,765
HP, Inc.	208,266	5,698,158
NetApp, Inc.	39,100	3,509,616
Seagate Technology Holdings PLC(a)	36,400	3,003,728
Western Digital Corp.*	53,168	3,000,802
		404,093,299
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(a)	59,100	1,014,156
NIKE, Inc. (Class B Stock)	222,000	32,241,060
PVH Corp.*	12,400	1,274,596
Ralph Lauren Corp.	8,500	943,840
Tapestry, Inc.	49,000	1,813,980
Under Armour, Inc. (Class A Stock)*(a)	32,700	659,886
Under Armour, Inc. (Class C Stock)*	36,103	632,525
VF Corp.	56,544	3,787,882
		42,367,925
Tobacco — 0.6%
Altria Group, Inc.	320,100	14,570,952
Philip Morris International, Inc.	270,800	25,669,132
		40,240,084

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
Fastenal Co.	100,300	$5,176,483
United Rentals, Inc.*	12,740	4,470,848
W.W. Grainger, Inc.	7,620	2,995,117
		12,642,448
Water Utilities — 0.1%
American Water Works Co., Inc.	31,700	5,358,568
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	101,800	13,005,968

Total Common Stocks (cost $1,519,156,721)		6,340,280,863
Exchange-Traded Funds — 0.5%
iShares Core S&P 500 ETF	59,000	25,418,380
SPDR S&P 500 ETF Trust(a)	15,200	6,522,928

Total Exchange-Traded Funds (cost $22,274,049)		31,941,308

Total Long-Term Investments (cost $1,541,430,770)		6,372,222,171
Short-Term Investments — 5.6%
Affiliated Mutual Funds — 5.5%
PGIM Core Ultra Short Bond Fund(wa)	125,819,164	125,819,164
PGIM Institutional Money Market Fund (cost $233,133,336; includes $233,116,220 of cash collateral for securities on loan)(b)(wa)	233,416,580	233,276,530

Total Affiliated Mutual Funds (cost $358,952,500)		359,095,694

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.035%	12/09/21	7,400	7,399,598
(cost $7,399,506)

Total Short-Term Investments (cost $366,352,006)				366,495,292

TOTAL INVESTMENTS—103.6% (cost $1,907,782,776)				6,738,717,463

Liabilities in excess of other assets(z) — (3.6)%				(233,505,927)

Net Assets — 100.0%				$6,505,211,536

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $224,219,672; cash collateral of $233,116,220 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
610	S&P 500 E-Mini Index	Dec. 2021	$131,081,375	$(4,607,178)
A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8